Schedule of Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Rou Assets And Operating Lease Liabilities
Amortization of ROU assets	$ 35,368	$ 37,087	$ 38,114
Accretion of interest on operating lease liabilities	4,813	2,459	2,231
Total operating lease expenses	$ 40,181	$ 39,546	$ 40,345